Earnings Per Share - Additional Information (Details) - shares		1 Months Ended	12 Months Ended
	Nov. 30, 2019	Jan. 31, 2020	Dec. 31, 2020
Common Class A
Earnings Per Share [Line Items]
Business acquisition, shares issued			870,908
Urban Hotel Group
Earnings Per Share [Line Items]
Business acquisition, shares issued	870,908
Urban Hotel Group | Common Class A
Earnings Per Share [Line Items]
Business acquisition, shares issued		870,908